UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05083
                                                    -----------

          Van Eck Worldwide Insurance Trust-Worldwide Real Estate Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                         99 Park Ave. New York, NY 10016
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


          -------------------------------------------------------------
                     (Name and address of agent for service)
              Registrant's telephone number, including area code:
                                  212-687-5200
                                 --------------

                         Date of fiscal year end: 12/31
                                                 -------

                        Date of reporting period: 3/31/06
                                                 ---------

ITEM 1.  Schedule of Investments.


WORLDWIDE REAL ESTATE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

COUNTRY                   NO. OF SHARES      SECURITIES                                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
AUSTRALIA  6.1%
                                 61,324      Lend Lease Corp. Ltd. #                                                   $    606,801
                                400,000      Multiplex Group #                                                              877,770
                                                                                                                       ------------
                                                                                                                          1,484,571
                                                                                                                       ------------

CANADA  8.9%
                                 22,250      Brookfield Properties Corp. (USD)                                              759,838
                                 13,200      Killam Properties, Inc. +                                                       33,569
                                270,000      Killam Properties, Inc. +  R                                                   686,646
                                 36,800      Mainstreet Equity Corp. +                                                      223,727
                                 39,400      Timberwest Forest Corp. (Stapled Units)                                        476,032
                                                                                                                       ------------
                                                                                                                          2,179,812
                                                                                                                       ------------

FRANCE  0.9%
                                  1,250      Unibail #                                                                      225,310
                                                                                                                       ------------

GERMANY  1.8%
                                 15,000      IVG Immobilien AG #                                                            451,354
                                                                                                                       ------------

HONG KONG  3.7%
                                 30,000      Cheung Kong Holdings Ltd. #                                                    317,544
                                200,000      Hang Lung Properties Ltd. #                                                    379,482
                                 20,000      Sun Hung Kai Properties Ltd. #                                                 202,848
                                                                                                                       ------------
                                                                                                                            899,874
                                                                                                                       ------------

ITALY  0.9%
                                200,000      Beni Stabili S.p.A. #                                                          225,244
                                                                                                                       ------------

JAPAN  17.6%
                                 12,000      Goldcrest Co. Ltd. #                                                           578,290
                                 60,000      Mitsubishi Estate Co. Ltd. #                                                 1,423,150
                                 52,000      Mitsui Fudosan Co. Ltd. #                                                    1,195,389
                                 40,000      Sumitomo Realty & Development Co. Ltd. #                                     1,107,314
                                                                                                                       ------------
                                                                                                                          4,304,143
                                                                                                                       ------------

SPAIN 3.1%
                                  5,000      Immobiliaria Colonial #                                                        351,735
                                 17,540      Inmobiliaria Urbis, S.A. #                                                     411,166
                                                                                                                       ------------
                                                                                                                            762,851
                                                                                                                       ------------

UNITED KINGDOM  2.9%
                                 16,160      British Land Co. PLC #                                                         347,852
                                 10,562      Land Securities Group PLC #                                                    353,394
                                                                                                                       ------------
                                                                                                                            701,246
                                                                                                                       ------------

UNITED STATES  46.0%
                                 35,000      Annaly Mortgage Management Inc.                                                424,900
                                 10,000      Apartment Investment & Management Co. (Class A)                                469,000
                                  9,000      Boston Properties, Inc.                                                        839,250
                                  5,998      Brookfield Homes Corp.                                                         311,056
                                100,000      Denny's Corp. +                                                                476,000
                                 30,000      Equity Inns Inc                                                                486,000
                                 10,000      General Growth Properties, Inc.                                                488,700
                                 20,300      Hilton Hotels Corp.                                                            516,838
                                 10,000      Liberty Property Trust                                                         471,600
                                 84,400      Lodgian, Inc +                                                               1,172,316
                                 10,000      LTC Properties, Inc.                                                           232,600
                                 84,500      MeriStar Hospitality Corp. +                                                   877,110
                                 11,500      Mesabi Trust                                                                   264,040
                                 20,000      MVC Capital Inc.                                                               244,000
                                 25,500      New Century Financial Corp.                                                  1,173,510
                                 20,000      Post Properties, Inc.                                                          890,000
                                 12,000      Prologis                                                                       642,000
                                  5,500      Public Storage, Inc.                                                           446,765
                                  5,000      SL Green Realty Corp.                                                          507,500
                                  5,000      Starwood Hotels & Resorts Worldwide, Inc. (Paired Certificate)                 338,650
                                                                                                                       ------------
                                                                                                                         11,271,835
                                                                                                                       ------------

TOTAL COMMON STOCKS - 91.8%
(Cost: $12,219,818)                                                                                                      22,506,290
                                                                                                                       ------------

COUNTRY                   NO. OF SHARES      SECURITIES                                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS: 8.0%                                 DATE OF MATURITY            INTEREST RATE
                                                             -----------------------------------------
Repurchase Agreement: Purchased on 3/31/06;
maturity value $1,955,619 (with State Street
Bank & Trust Co., collateralized by $2,050,000
Federal Home Loan Bank 3.75% due 8/15/08
with a value of $1,995,761) (Cost $1,955,000)
                                                                 4/3/2006                    3.75%                        1,955,000
                                                                                                                       ------------
TOTAL INVESTMENTS: 99.8%
(Cost: $14,174,818)                                                                                                      24,461,290
OTHER ASSETS LESS LIABILITIES:  0.2%                                                                                         40,925
                                                                                                                       ------------
NET ASSETS: 100.0%                                                                                                     $ 24,502,215
                                                                                                                       ============

+ - Non-income producing

# - Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $9,054,642, which represented 37.0% of net assets.

R - Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities are considered liquid and the market value amounted to $686,646 or 2.8% of total net assets.


Restricted securities held by the Fund are as follow:

SECURITY                     ACQUISITION DATE           ACQUISITION COST               VALUE           VALUE AS % OF NET ASSETS
--------                     ----------------           ----------------               -----           ------------------------
Killam Properties               11/11/2003                  $337,932                  $686,646                   2.80%

SUMMARY OF INVESTMENTS
BY INDUSTRY                         % OF NET ASSETS
---------------------------------------------------
Apartments                                11.8%
Diversified                               34.6%
Forest  Products                           1.9%
Healthcare                                 0.9%
Home Building                              1.3%
Hotels and Motels                         13.8%
Industrial                                 2.6%
Land                                       1.1%
Office                                    10.5%
Other                                      9.5%
Regional Malls                             2.0%
Storage                                    1.8%
Short-Term Obligations                     8.0%
Other assets less liabilities              0.2%
                                      --------------
                                          100.0%
                                      ==============

SECURITY VALUATION--Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities in which the Fund invests are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign market and 4:00 p.m. Eastern Time will not be reflected in the Fund's daily net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund's securities, the Fund may adjust the previous closing prices to reflect what the Board of Trustees believes to be the fair value of the securities as of 4:00 p.m. Eastern Time. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale may differ materially from the value presented on the Schedule of Portfolio Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.


ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Real Estate Fund

By Bruce J. Smith, Chief Financial Officer, Worldwide Real Estate Fund

     /s/ Bruce J. Smith
     --------------------------------------------------

Date: May 30, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Real Estate Fund
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Date: May 30, 2006
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By   /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Real Estate Fund
     -----------------------------------------------------------------------

Date: May 30, 2006
      -----------------